RETIREMENT BENEFITS AND ASSETS HELD IN TRUST Defined Benefit Plans Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Funded Status:
Accrued pension liabilities	$ (73)		$ (74)	$ (68)
Unrecognized Amounts in Non-current Regulatory Assets:
Regulatory assets	211		197	247
Supplemental Benefit Plans
Change in Plans' Assets:
Employer contributions			14	5	$ 9
Accumulated benefit obligation
Accumulated benefit obligation			(56)	(55)
Funded Status:
Other non-current assets			53	42
Defined Benefit Plans
Change in Benefit Obligation:
Beginning obligation	(127)	$ (116)	(116)	(97)
Service cost	(2)	(2)	(6)	(6)	(6)
Interest cost	(1)	(1)	(4)	(4)	(4)
Actuarial net loss			(7)	(11)
Benefits paid			6	2
Ending obligation			(127)	(116)	(97)
Change in Plans' Assets:
Beginning plan assets at fair value	75	64	64	58
Actual return on plan assets			9	5
Employer contributions			4	3	4
Benefits Paid			(2)	(2)
Ending plan assets at fair value			75	64	58
Funded status, underfunded			(52)	(52)
Accumulated benefit obligation
Accumulated benefit obligation			(123)	(111)
Funded Status:
Accrued pension liabilities			(54)	(52)
Other non-current assets			6	4
Other current liabilities			(4)	(4)
Total			(52)	(52)
Unrecognized Amounts in Non-current Regulatory Assets:
Regulatory assets			26	25
Retirement Plan
Accumulated benefit obligation
Accumulated benefit obligation			(67)	(56)
Other Postretirement Benefits Plan
Change in Benefit Obligation:
Beginning obligation	(86)	(68)	(68)	(58)
Service cost	(2)	(2)	(8)	(7)	(8)
Interest cost	(1)	(1)	(3)	(3)	(3)
Actuarial net loss			(8)	(1)
Benefits paid			1	1
Ending obligation			(86)	(68)	(58)
Change in Plans' Assets:
Beginning plan assets at fair value	$ 66	$ 52	52	42
Actual return on plan assets			7	4
Employer contributions			8	7	9
Benefits Paid			(1)	(1)
Ending plan assets at fair value			66	52	$ 42
Funded status, underfunded			(20)	(16)
Funded Status:
Accrued pension liabilities			(20)	(16)
Total			(20)	(16)
Unrecognized Amounts in Non-current Regulatory Assets:
Regulatory assets			$ 4	$ 0